Document and Entity Information	Aug. 16, 2021
Details
Registrant CIK	0000886093
Document Type	8-K
Document Period End Date	Aug. 16, 2021
Entity File Number	001-39175
Entity Registrant Name	NUNZIA PHARMACEUTICAL COMPANY
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	87-0442090
Entity Address, Address Line One	1627 West 14th Street
Entity Address, City or Town	Long Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90813
City Area Code	(714)
Local Phone Number	609 9117
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false